Jan. 15, 2016

SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate California Municipal Portfolio

(the “Portfolio”)

Supplement dated October 4, 2016 to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 15, 2016, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Advisor Class shares of the Portfolio.

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Effective immediately, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

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